Disclosure of detailed information about marketable securities (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018
Statements [Line Items]
Number of shares issued for marketable securities at December 31, 2017		0
Marketable securities at December 31, 2017		$ 0
Number of shares received on sale of net smelter return royalty	1,125,000	1,125,000
Received on sale of net smelter return royalty	$ 8,325,000	$ 8,325,000
Number of shares issued for sale of securities		(311,800)
Sale of securities		$ (2,307,320)
Fair market value adjustment		$ (3,334,120)
Number of shares issued for marketable securities at December 31, 2018		813,200
Marketable securities at December 31, 2018		$ 2,683,560